Summary of Significant Accounting Policies (Policies)	12 Months Ended
Aug. 27, 2016
Accounting Policies [Abstract]
Principles of Consolidation [Policy Text Block]
Principles of Consolidation
The consolidated financial statements for Fiscal 2016 include the parent company and our wholly-owned subsidiary, Winnebago of Indiana, LLC. All intercompany balances and transactions with our subsidiary have been eliminated.

Fiscal Period [Policy Text Block]	Fiscal Period We follow a 52-/53-week fiscal year, ending the last Saturday in August. The financial statements presented are all 52-week fiscal periods.
Use of Estimates [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the US requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents [Policy Text Block]
Cash and Cash Equivalents
Cash and cash equivalents consist primarily of highly liquid investments with an original maturity of three months or less. The carrying amount approximates fair value due to the short maturity of the investments.

Fair Value Disclosures of Financial Instruments [Policy Text Block]	Fair Value Disclosures of Financial Instruments All financial instruments are carried at amounts believed to approximate fair value.
Derivatives Instruments and Hedging Activities [Policy Text Block]
Derivative Instruments and Hedging Activities
All contracts that contain provisions meeting the definition of a derivative also meet the requirements of, and have been designated as, normal purchases or sales. Our policy is to not enter into contracts with terms that cannot be designated as normal purchases or sales.

Allowance for Doubtful Accounts [Policy Text Block]
Allowance for Doubtful Accounts
The allowance for doubtful accounts is based on historical loss experience and any specific customer collection issues identified. Additional amounts are provided through charges to income as we believe necessary after evaluation of receivables and current economic conditions. Amounts which are considered to be uncollectible are written off and recoveries of amounts previously written off are credited to the allowance upon recovery.

Inventories [Policy Text Block]
Inventories
Substantially, all inventories are stated at the lower of cost or market, determined on the LIFO basis. Manufacturing cost includes materials, labor and manufacturing overhead. Unallocated overhead and abnormal costs are expensed as incurred.

Property and Equipment [Policy Text Block]
Property and Equipment
Depreciation of property and equipment is computed using the straight‑line method on the cost of the assets, less allowance for salvage value where appropriate, at rates based upon their estimated service lives as follows:

Asset Class	Asset Life
Buildings	10-30 years
Machinery and equipment	3-15 years
Software	3-10 years
Transportation equipment	4-6 years

We review our long-lived depreciable assets for impairment annually or whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable from future cash flows. If the carrying value of a long-lived asset is impaired, an impairment charge is recorded for the amount by which the carrying value of the long-lived asset exceeds its fair value. We assess the potential impairment of long-lived assets in accordance with ASC 360 Property, Plant and Equipment. We also reviewed all other long-lived depreciable assets for impairment, noting no impairment.

Goodwill and Amortizable Intangible Assets [Policy Text Block]
Goodwill and Amortizable Intangible Assets
Goodwill represents costs in excess of the fair value of net tangible and identifiable net intangible assets acquired in a business combination. Goodwill assets were reviewed for impairment as of August 27, 2016 by applying a fair-value based test on an annual basis, or more frequently if circumstances indicate a potential impairment. Amortizable intangible assets consisted of dealer network, trademarks and non-compete agreements and are fully amortized.

Self-Insurance [Policy Text Block]
Self-Insurance
Generally, we self-insure for a portion of product liability claims and workers' compensation. Under these plans, liabilities are recognized for claims incurred, including those incurred but not reported. We determined the liability for product liability and workers' compensation claims with the assistance of a third party administrator and actuary using various state statutes and historical claims experience. We have a $35.0 million insurance policy that includes an SIR for product liability of $2.5 million per occurrence and $6.0 million in aggregate per policy year. We maintain excess liability insurance with outside insurance carriers to minimize our risks related to catastrophic claims in excess of our self-insured positions for product liability and personal injury matters. Any material change in the aforementioned factors could have an adverse impact on our operating results. Our product liability and workers' compensation accrual is included within accrued self-insurance on our balance sheet.

Income Taxes [Policy Text Block]
Income Taxes
In preparing our financial statements, we are required to estimate our income taxes in each of the jurisdictions in which we operate. This process involves estimating our current tax exposure together with assessing temporary differences resulting from differing treatment of items for tax and accounting purposes. These temporary differences result in deferred tax assets and liabilities, which are included within our balance sheet. We then assess the likelihood that our deferred tax assets will be realized based on future taxable income and, to the extent we believe that recovery is not likely, we establish a valuation allowance. To the extent we establish a valuation allowance or change this allowance in a period, we include an expense or a benefit within the tax provision in our Statements of Income.

Legal [Policy Text Block]	Legal Our accounting policy regarding litigation expense is to accrue for probable exposure including estimated defense costs if we are able to estimate the financial impact.
Revenue Recognition [Policy Text Block]
Revenue Recognition
Generally, revenues for our RVs are recorded when the following conditions are met:

•	an order for a product has been received from a dealer

•	written or verbal approval for payment has been received from the dealer's floorplan financing institution (if applicable)

•	an independent transportation company has accepted responsibility for the product as agent for the dealer; and

•	the product is removed from the Company's property for delivery to the dealer.

Our shipping terms are FOB shipping point. Products are not sold on consignment, dealers do not have the right to return products, and dealers are typically responsible for interest costs to floor plan lenders.

Delivery Revenues and Expenses [Policy Text Block]	Delivery Revenues and Expenses Delivery revenues for products delivered are included within net sales, while delivery expenses are included within cost of goods sold.
Concentration of Risk [Policy Text Block]
Concentration of Risk
One of our dealer organizations accounted for 16.6%, 17.9%, and 19.7% of our consolidated net revenue in Fiscal 2016, 2015 and 2014, respectively. A second dealer organization accounted for 13.0%, 15.0% and 12.5% of our net revenue for Fiscal 2016, Fiscal 2015, and Fiscal 2014, respectively. The loss of either or both of these dealer organizations could have a significant adverse effect on our business. In addition, deterioration in the liquidity or creditworthiness of either or both of these dealers could negatively impact our sales and could trigger repurchase obligations under our repurchase agreements.

Sales Promotions and Incentives [Policy Text Block]
Sales Promotions and Incentives
We accrue for sales promotions and incentive expenses, which are recognized as a reduction to revenues, at the time of sale to the dealer or when the sales incentive is offered to the dealer or retail customer. Examples of sales promotions and incentive programs include dealer and consumer rebates, volume discounts, retail financing programs and dealer sales associate incentives. Sales promotion and incentive expenses are estimated based upon then current program parameters, such as unit or retail volume and historical rates. Actual results may differ from these estimates if market conditions dictate the need to enhance or reduce sales promotion and incentive programs or if the retail customer usage rate varies from historical trends. Historically, sales promotion and incentive expenses have been within our expectations and differences have not been material.

Repurchase Commitments [Policy Text Block]
Repurchase Commitments
It is customary practice for manufacturers in the RV industry to enter into repurchase agreements with financing institutions that provide financing to their dealers. Our repurchase agreements generally provide that, in the event of a default by a dealer in its obligation to these lenders, we will repurchase vehicles sold to the dealer that have not been resold to retail customers. The terms of these agreements, which can last up to 18 months, provide that our liability will be the lesser of remaining principal owed by the dealer or dealer invoice less periodic reductions based on the time since the date of the original invoice. Our liability cannot exceed 100% of the dealer invoice. In certain instances, we also repurchase inventory from our dealers due to state law or regulatory requirements that govern voluntary or involuntary relationship terminations.

Based on these repurchase agreements, we establish an associated loss reserve which is disclosed separately as "Accrued loss on repurchases" in the consolidated balance sheets. Repurchased sales are not recorded as a revenue transaction, but the net difference between the original repurchase price and the resale price are recorded against the loss reserve, which is a deduction from gross revenue. Our loss reserve for repurchase commitments contains uncertainties because the calculation requires management to make assumptions and apply judgment regarding a number of factors. See Note 9.

Reporting Segment [Policy Text Block]
Reporting Segment
We have two reportable segments: (1) Motorized products and services and (2) Towable products and services. The Towable segment includes all products which are not motorized and are generally towed by another vehicle. The Motorized segment includes all products that include a motorized chassis as well as other related manufactured products.

Research and Development [Policy Text Block]
Research and Development
Research and development expenditures are included within cost of goods sold and are expensed as incurred. A portion of these expenditures qualify for state and federal tax benefits. Development activities generally relate to creating new products and improving or creating variations of existing products to meet new applications. During Fiscal 2016, 2015 and 2014, we spent approximately $4.0 million, $3.9 million and $4.3 million, respectively, on research and development activities.

Advertising [Policy Text Block]
Advertising
Advertising costs, which consist primarily of literature and trade shows, were $4.9 million, $5.5 million, and $5.1 million in Fiscal 2016, 2015 and 2014, respectively. Advertising costs are included in selling expense and are expensed as incurred with the exception of trade shows which are expensed in the period in which the show occurs.

Earnings Per Common Share [Policy Text Block]
Earnings Per Common Share
Basic income per common share is computed by dividing net income by the weighted average common shares outstanding during the period.
Diluted income per common share is computed by dividing net income by the weighted average common shares outstanding plus the incremental shares that would have been outstanding upon the assumed exercise of dilutive stock awards and options. See Note 13.

Subsequent Events [Policy Text Block]
Subsequent Events
We evaluated events occurring between the end of our most recent fiscal year and the date the financial statements were issued. There were no material subsequent events, except those described in Note 11 and Note 16.

New Accounting Pronouncements [Policy Text Block]
New Accounting Pronouncements
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which specifies how and when to recognize revenue as well as providing informative, relevant disclosures. In August 2015, the FASB deferred the effective date of this standard by one year, which would become effective for fiscal years beginning after December 15, 2017 (our Fiscal 2019). We are currently evaluating the impact on our consolidated financial statements.

In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330), which requires inventory measured using any method other than last-in, first-out (“LIFO”) or the retail inventory method to be subsequently measured at the lower of cost or net realizable value, rather than at the lower of cost or market. Under this ASU, subsequent measurement of inventory using the LIFO and retail inventory method is unchanged. ASU 2015-11 will become effective prospectively for fiscal years beginning after December 15, 2016 (our Fiscal 2018). We are currently evaluating the impact on our consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805), to simplify the accounting for measurement-period adjustments in a business combination. Under the new standard, an acquirer must recognize adjustments to provisional amounts in a business combination in the reporting period in which the adjustment amounts are determined, rather than retrospectively adjusting the provisional amounts recognized at the acquisition date with a corresponding adjustment to goodwill as under current guidance. ASU 2015-16 is effective for fiscal years, and the interim periods within those years, beginning after December 15, 2015 (our Fiscal 2017). This new standard will be applied prospectively to adjustments to provisional amounts that occur after the effective date with earlier application permitted for financial statements that have not been issued. We are currently evaluating the impact of this ASU on our consolidated financial statements, which will be dependent on future acquisitions.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740), to simplify the presentation of deferred income taxes. Under the new standard, both deferred tax liabilities and assets are required to be classified as noncurrent in a classified balance sheet. During the first quarter of Fiscal 2016, we elected to prospectively adopt ASU 2015-17, thus reclassifying current deferred tax assets to noncurrent on the accompanying consolidated balance sheet. The prior reporting period was not retrospectively adjusted. The adoption of this guidance had no impact on our consolidated statements of income and comprehensive income.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting (Topic 718), which simplifies several aspects of the accounting for employee share-based payment transactions, including the accounting for the related income taxes, forfeitures, statutory tax withholding requirements and classification in the statement of cash flows. ASU 2016-09 is effective for annual reporting periods beginning after December 15, 2016 (our Fiscal 2018), including interim periods within those annual reporting periods. Early adoption is permitted. We are currently evaluating the impact of this ASU on our consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (Topic 230), which provides guidance for eight specific cash flow issues with the objective of reducing the existing diversity in practice. ASU 2016-15 is effective retrospectively for annual reporting periods beginning after December 15, 2017 (our Fiscal 2019), including interim periods within those annual reporting periods. Early adoption is permitted. We are currently evaluating the impact of this ASU on our consolidated financial statements.